Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net

	December 31,
	2017	2016
Cost (1):
Land, buildings and leasehold improvements (2)	$473,483	$450,301
Instruments, machinery and equipment (3)	882,858	807,791
Office furniture and other	90,602	83,431
Motor vehicles and airplanes	48,281	55,457
	1,495,224	1,396,980
Accumulated depreciation	(999,508)	(922,871)
Depreciated cost	$495,716	$474,109

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $85,449, $81,728 and $74,239, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,208 and $15,023 as of December 31, 2017 and 2016, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,175,000 square feet	634,000 square feet	891,000 square feet
Leased	2,206,000 square feet	661,000 square feet	472,000 square feet

(a)	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)
Includes equipment produced by the Company for its own use in the aggregate amount of $121,205 and $114,241 as of December 31, 2017 and 2016, respectively, and capitalized costs related to the new ERP system (see Note 2(N)).